Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
Erste Group Bank AG(a)	235,465	$8,390,200
Raiffeisen Bank International AG	124,246	2,720,629

		11,110,829

Belgium — 2.8%
Ageas SA/NV	148,161	8,982,016
Groupe Bruxelles Lambert SA	95,188	10,425,151
KBC Group NV(a)	211,152	16,425,416
Sofina SA	12,891	4,906,849

		40,739,432

Denmark — 1.2%
Danske Bank A/S	582,690	11,134,745
Tryg A/S	277,247	6,352,628

		17,487,373

Finland — 3.2%
Nordea Bank Abp	2,733,940	28,439,507
Sampo OYJ, Class A	397,608	18,911,082

		47,350,589

France — 11.0%
Amundi SA(a)(b)	51,160	4,563,552
AXA SA	1,632,567	46,233,297
BNP Paribas SA(a)	949,022	60,994,464
CNP Assurances	146,593	2,570,265
Credit Agricole SA(a)	972,156	15,063,858
Eurazeo SE	33,154	2,765,817
Natixis SA(a)	796,074	3,894,586
SCOR SE(a)	132,890	4,304,872
Societe Generale SA(a)	682,665	19,451,814
Wendel SE	22,698	3,024,750

		162,867,275

Germany — 12.9%
Allianz SE, Registered	347,736	90,586,010
Commerzbank AG(a)	841,448	5,562,025
Deutsche Bank AG, Registered(a)	1,653,406	23,100,230
Deutsche Boerse AG	160,449	27,678,174
Hannover Rueck SE	50,905	9,424,775
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	118,163	34,231,158

		190,582,372

Italy — 6.5%
Assicurazioni Generali SpA(a)	930,429	18,688,036
FinecoBank Banca Fineco SpA(a)	511,616	8,819,447
Intesa Sanpaolo SpA(a)	13,944,472	38,961,120
Mediobanca Banca di Credito Finanziario SpA(a)	527,756	5,973,208
Poste Italiane SpA(b)	438,882	5,758,754
UniCredit SpA	1,791,208	18,461,861

		96,662,426

Netherlands — 5.0%
ABN AMRO Bank NV, CVA(a)(b)	359,000	4,644,900
Aegon NV	1,504,838	7,003,350
EXOR NV	91,860	7,554,896
ING Groep NV	3,288,553	42,081,608
NN Group NV	251,048	12,562,932

		73,847,686

Norway — 1.4%
DNB ASA	783,415	16,883,375

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	168,463	$3,841,423

		20,724,798

Spain — 6.8%
Banco Bilbao Vizcaya Argentaria SA	5,624,627	31,623,601
Banco Santander SA	14,632,951	56,632,681
CaixaBank SA	3,753,642	12,051,194

		100,307,476

Sweden — 7.4%
EQT AB	200,888	6,801,790
Industrivarden AB, Class A	90,190	3,464,354
Industrivarden AB, Class C	134,582	4,863,940
Investor AB, Class B	384,045	32,651,149
Kinnevik AB, Class B	203,742	11,276,499
L E Lundbergforetagen AB, Class B	63,584	3,637,991
Skandinaviska Enskilda Banken AB, Class A	1,372,700	17,638,158
Svenska Handelsbanken AB, Class A	1,310,877	15,220,637
Swedbank AB, Class A	763,355	13,427,717

		108,982,235

Switzerland — 13.5%
Baloise Holding AG, Registered	38,937	6,591,604
Banque Cantonale Vaudoise, Registered	25,496	2,602,574
Credit Suisse Group AG, Registered	2,056,894	21,528,546
Julius Baer Group Ltd.	188,313	11,876,283
Partners Group Holding AG	15,735	22,428,047
Swiss Life Holding AG, Registered	25,570	12,473,102
Swiss Re AG	241,070	22,435,197
UBS Group AG, Registered	3,094,272	47,242,736
Zurich Insurance Group AG	126,868	52,121,528

		199,299,617

United Kingdom — 26.6%
3i Group PLC	821,817	14,587,202
Admiral Group PLC	162,153	7,024,888
Aviva PLC	3,316,640	18,382,000
Barclays PLC	14,626,327	35,540,312
Direct Line Insurance Group PLC	1,156,277	4,564,235
Hargreaves Lansdown PLC	278,626	6,633,346
HSBC Holdings PLC	17,179,498	107,702,486
Legal & General Group PLC	5,028,555	18,965,275
Lloyds Banking Group PLC	59,705,219	37,558,797
London Stock Exchange Group PLC	266,465	27,301,137
M&G PLC	2,190,564	6,590,593
Natwest Group PLC	4,099,602	11,159,225
Phoenix Group Holdings PLC	464,127	4,571,509
Prudential PLC	2,198,568	46,710,621
RSA Insurance Group PLC	874,595	8,263,325
Schroders PLC	105,157	5,253,075
St. James’s Place PLC	454,849	8,574,202
Standard Chartered PLC	2,264,553	16,291,478
Standard Life Aberdeen PLC	1,857,515	7,136,810

		392,810,516

Total Common Stocks — 99.0% (Cost: $1,511,819,335)		1,462,772,624

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	1,834,846	$20

Total Rights — 0.0% (Cost: $0)		20

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,410,000	1,410,000

Total Short-Term Investments — 0.1% (Cost: $1,410,000)		1,410,000

Total Investments in Securities — 99.1% (Cost: $1,513,229,335)		1,464,182,644

Other Assets, Less Liabilities — 0.9%		12,564,092

Net Assets — 100.0%		$1,476,746,736

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$35,498	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	1,140,000	(b)	—	—	—	1,410,000	1,410,000	199		—

					$—	$—	$1,410,000		$35,697		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	159	06/18/21	$7,532	$91,715
FTSE 100 Index	61	06/18/21	5,844	84,317

				$176,032

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Europe Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,462,772,624	$—	$—	$1,462,772,624
Rights	—	20	—	20
Money Market Funds	1,410,000	—	—	1,410,000

	$1,464,182,624	$20	$—	$1,464,182,644

Derivative financial instruments(a)
Assets
Futures Contracts	$176,032	$—	$—	$176,032

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3